Securities (Narrative) (Detail) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended			6 Months Ended			12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012 Security	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Security	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Minimum	Jun. 30, 2012 Real Estate Mortgage Investment Conduits (REMICs) [Member] Maximum	Dec. 31, 2011 Non-GSE 1 [Member]	Dec. 31, 2005 Non-GSE 1 [Member]	Dec. 31, 2004 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 1 [Member]	Jun. 30, 2012 Non-GSE 2 [Member]	Jun. 30, 2012 Corporate Bonds Security	Dec. 31, 2011 Corporate Bonds	Jun. 30, 2012 Non-GSE Real Estate Mortgage Investment Conduits (REMICs) [Member] Security
Schedule Of Available For Sale Securities And Held To Maturity Securities [Line Items]
Proceeds from sale of securities available-for-sale	$ 31,500,000	$ 25,900,000	$ 130,276,000	$ 114,446,000	$ 182,658,000	$ 221,187,000	$ 3,293,000
Gross realized gains on sales of securities available-for-sale	66,000	866,000	1,800,000	2,500,000	2,900,000	1,300,000	89,000
Gross realized losses on sales of securities available-for-sale	0	0	0	0	177,000	4,000	0
Recognized gains on trading securities portfolio	(106,000)	(47,000)	253,000	139,000
Impairment charges against earnings	0	248,000	0	409,000	1,200,000	962,000	1,400,000				593,000
Number of equity investments			1
Number of private label securities			2
Fair value of mortgage backed securities											5,000,000			5,200,000	2,200,000
Estimated amortized cost of mortgage backed securities											$ 5,900,000			$ 5,600,000	$ 2,400,000
Percentage of underlying collateral security												17.00%	83.00%
Period of unrealized loss position of securities									Less than twelve months	Greater than twelve months						Greater than twelve months	Greater than twelve months
Number of securities								1								2		12
Number of current securities																1